Discontinued Operations - Summary of Cumulative Gain on Disposal Activity (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Gain/(loss) on disposal of discontinued components		$ 16,153
Zhejiang Continental [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Gain/(loss) on disposal of discontinued components		5,460
Shenyang Jingli [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Gain/(loss) on disposal of discontinued components		4,664
Qingdao Kaixiang [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Gain/(loss) on disposal of discontinued components		(1,818)
Wuxi Ruizhong [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Gain/(loss) on disposal of discontinued components		(2,642)
Search Media International [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Gain/(loss) on disposal of discontinued components		$ 10,489